PENSIONS - Reconciliation of Benefit Obligation (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 51,171	$ 50,376
Service cost	250	313	$ 302
Interest cost	1,687	1,901	2,051
Actuarial (gain)/ loss	(3,265)	873
Foreign currency exchange rate changes	(599)	1,008
Benefit payments	(3,151)	(3,300)
Benefit obligation at December 31	46,093	51,171	$ 50,376
Accumulated benefit obligation	$ 45,300	$ 50,200